EMPLOYEE BENEFITS OBLIGATIONS - Net Periodic Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	$ 42.4	$ 40.4
Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	36.4	30.8
Interest cost and income	(16.9)	(17.9)
Past service cost	(5.9)	(1.8)
Administrative cost	1.1	1.1
Net pension costs	34.5	33.8
Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	36.4	30.8
Interest cost and income	19.8	21.6
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.2	3.8
Interest cost and income	2.4	2.8
Past service cost	0.3	0.0
Net pension costs	7.9	6.6
Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	5.2	3.8
Interest cost and income	2.4	2.8
Canadian
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	45.4	39.7
Canadian | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	35.0	28.4
Interest cost and income	(16.4)	(16.9)
Past service cost	0.0	1.0
Administrative cost	1.0	0.9
Net pension costs	38.8	33.9
Canadian | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	35.0	28.4
Interest cost and income	19.2	20.5
Canadian | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.4	3.2
Interest cost and income	2.2	2.6
Past service cost	0.0	0.0
Net pension costs	6.6	5.8
Canadian | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.4	3.2
Interest cost and income	2.2	2.6
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Net pension costs	(3.0)	0.7
Foreign | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.4	2.4
Interest cost and income	(0.5)	(1.0)
Past service cost	(5.9)	(2.8)
Administrative cost	0.1	0.2
Net pension costs	(4.3)	(0.1)
Foreign | Funded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.4	2.4
Interest cost and income	0.6	1.1
Foreign | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.8	0.6
Interest cost and income	0.2	0.2
Past service cost	0.3	0.0
Net pension costs	1.3	0.8
Foreign | Unfunded plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.8	0.6
Interest cost and income	$ 0.2	$ 0.2